Analysis of performance by segment - Short-term fluctuations in investment returns on shareholder-backed business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ (4,841)	$ (3,203)	$ (791)
US | Net equity hedge result
Analysis of operating segments
Other guarantee fees	704	699	657
Operating segments
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(4,869)	(3,100)	(818)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(607)	657	(684)
Operating segments | US
Analysis of operating segments
Related credit (charge) for amortisation of deferred acquisition costs	812	1,248	(152)
Short-term fluctuations in investment returns on shareholder-backed business	(4,262)	(3,757)	(134)
Operating segments | US | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	(5,219)	(5,314)	399
Accounting value movements on the variable and fixed indexed annuity guarantee liabilities	(2,030)	(22)	(1,194)
Fee assessments net of claim payments	915	754	717
Short-term fluctuations in investment returns on shareholder-backed business	(6,334)	(4,582)	(78)
Operating segments | US | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	1,682	678	(85)
Operating segments | US | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	474	156	(42)
Operating segments | US | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(40)	18	51
Operating segments | US | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(44)	(27)	20
Unallocated to a segment (Other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ 28	$ (103)	$ 27